Madison Funds | January 31, 2026

Quarterly Report

Madison Funds | January 31, 2026

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 48.0%
Bond Funds - 15.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	20,289	$1,095,809
Janus Henderson Mortgage-Backed Securities ETF	31,825	1,455,994
Schwab Intermediate-Term U.S. Treasury ETF	72,985	1,829,734
VanEck J. P. Morgan EM Local Currency Bond ETF (A)	42,597	1,120,301
		5,501,838
Foreign Stock Funds - 11.7%
Franklin FTSE Japan ETF	12,547	458,969
iShares MSCI Emerging Markets Asia ETF (A)	12,770	1,284,662
iShares MSCI Eurozone ETF	4,573	304,836
Vanguard FTSE All-World ex-U.S. ETF	11,125	864,746
Vanguard FTSE Europe ETF	15,029	1,315,038
		4,228,251
Stock Funds - 21.1%
Distillate U.S. Fundamental Stability & Value ETF	31,800	1,905,774
Invesco S&P 500 Quality ETF	35,521	2,748,970
iShares Core S&P Small-Cap ETF	5,991	761,037
State Street SPDR S&P Bank ETF (A)	17,159	1,090,798
Vanguard Information Technology ETF (A)	1,473	1,101,686
		7,608,265
Total Exchange Traded Funds (Cost $14,756,425)		17,338,354

INVESTMENT COMPANIES - 51.2%
Bond Funds - 48.0%
Madison Core Bond Fund, Class R6 (B) (C)	1,901,554	17,323,152

Stock Funds - 3.2%
Madison Large Cap Fund, Class R6 (C)	39,275	1,151,949

Total Investment Companies (Cost $19,843,274)		18,475,101

SHORT-TERM INVESTMENTS - 12.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.650%	262,422	262,422
State Street Navigator Securities Lending Government Money Market Portfolio (D), 3.710% (E)	4,292,636	4,292,636

Total Short-Term Investments (Cost $4,555,058)		4,555,058
TOTAL INVESTMENTS - 111.8% (Cost $39,154,757)		40,368,513
NET OTHER ASSETS AND LIABILITIES - (11.8%)		(4,270,761)
TOTAL NET ASSETS - 100.0%		$36,097,752

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $4,142,472, collateralized by cash collateral of $4,292,636.

(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 63.9%
Bond Funds - 9.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF (A)	32,739	$1,768,233
Janus Henderson Mortgage-Backed Securities ETF	38,652	1,768,329
Schwab Intermediate-Term U.S. Treasury ETF	123,705	3,101,284
VanEck J. P. Morgan EM Local Currency Bond ETF (A)	50,456	1,326,993
		7,964,839
Foreign Stock Funds - 19.9%
Franklin FTSE Japan ETF	49,454	1,809,027
iShares MSCI Emerging Markets Asia ETF (A)	51,285	5,159,271
iShares MSCI Eurozone ETF	14,270	951,238
Vanguard FTSE All-World ex-U.S. ETF	53,280	4,141,455
Vanguard FTSE Europe ETF	62,436	5,463,150
		17,524,141
Stock Funds - 35.0%
Distillate U.S. Fundamental Stability & Value ETF	128,351	7,692,075
Invesco S&P 500 Quality ETF	133,659	10,343,870
iShares Core S&P Small-Cap ETF	24,282	3,084,543
State Street SPDR S&P Bank ETF (A)	72,991	4,640,038
Vanguard Information Technology ETF (A)	6,774	5,066,410
		30,826,936
Total Exchange Traded Funds
(Cost $45,399,767)		56,315,916

INVESTMENT COMPANIES - 35.1%
Bond Funds - 28.6%
Madison Core Bond Fund, Class R6 (B) (C)	2,760,193	25,145,361

Stock Funds - 6.5%
Madison Large Cap Fund, Class R6 (C)	195,283	5,727,653

Total Investment Companies
(Cost $31,008,173)		30,873,014

SHORT-TERM INVESTMENTS - 15.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.650%	1,034,687	1,034,687
State Street Navigator Securities Lending Government Money Market Portfolio (D), 3.710% (E)	12,437,355	12,437,355

Total Short-Term Investments
(Cost $13,472,042)		13,472,042
TOTAL INVESTMENTS - 114.3%
(Cost $89,879,982)		100,660,972

NET OTHER ASSETS AND LIABILITIES - (14.3%)		(12,611,019)

TOTAL NET ASSETS - 100.0%		$88,049,953

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $12,009,498, collateralized by cash collateral of $12,437,355.

(B)	Greater than 25% of the portfolio. For more information refer the website madisonfunds.com/individual/core-bond-fund/.

(C)	Affiliated Company.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 74.9%
Bond Funds - 2.7%
Janus Henderson Mortgage-Backed Securities ETF	19,386	$886,909
Schwab Intermediate-Term U.S. Treasury ETF	23,636	592,555
		1,479,464
Foreign Stock Funds - 27.0%
Franklin FTSE Japan ETF	43,060	1,575,135
iShares MSCI Emerging Markets Asia ETF	40,916	4,116,149
iShares MSCI Eurozone ETF	11,112	740,726
Vanguard FTSE All-World ex-U.S. ETF	42,226	3,282,227
Vanguard FTSE Europe ETF	57,750	5,053,125
		14,767,362
Stock Funds - 45.2%
Distillate U.S. Fundamental Stability & Value ETF	104,457	6,260,108
Invesco S&P 500 Quality ETF	97,479	7,543,900
iShares Core S&P Small-Cap ETF	22,476	2,855,126
State Street SPDR S&P Bank ETF (A)	58,483	3,717,764
Vanguard Information Technology ETF (A)	5,817	4,350,651
		24,727,549

Total Exchange Traded Funds (Cost $31,821,233)		40,974,375

INVESTMENT COMPANIES - 23.9%
Bond Funds - 14.4%
Madison Core Bond Fund, Class R6 (B)	863,241	7,864,122

Stock Funds - 9.5%
Madison Large Cap Fund, Class R6 (B)	177,417	5,203,644

Total Investment Companies (Cost $11,654,110)		13,067,766

SHORT-TERM INVESTMENTS - 9.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.650%	592,226	592,226
State Street Navigator Securities Lending Government Money Market Portfolio (C), 3.710% (D)	4,825,027	4,825,027

Total Short-Term Investments (Cost $5,417,253)		5,417,253
TOTAL INVESTMENTS - 108.7% (Cost $48,892,596)		59,459,394

NET OTHER ASSETS AND LIABILITIES - (8.7%)		(4,736,734)
TOTAL NET ASSETS - 100.0%		$54,722,660

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $4,651,747, collateralized by cash collateral of $4,825,027.

(B)	Affiliated Company.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange. MSCI Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B), 7.488%, 9/25/36	$534,000	$—

Total Commercial Mortgage- Backed Securities (Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	1,605	1,675
7.000%, 5/1/32 Pool # 644591	168	176
		1,851
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	292	305

Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,484	1,535
6.500%, 4/20/31 Pool # 3068	1,377	1,435
		2,970
Total Mortgage Backed Securities (Cost $4,936)		5,126

	Shares
EXCHANGE TRADED FUNDS - 99.5%
Bond Funds - 56.0%
Janus Henderson Mortgage-Backed Securities ETF	50,531	2,311,793
Madison Aggregate Bond ETF (C) (D)	900,000	18,445,500
Madison Short-Term Strategic Income ETF (C) (D)	1,187,500	24,331,875
State Street SPDR Portfolio High Yield Bond ETF	521,954	12,432,944
VanEck J. P. Morgan EM Local Currency Bond ETF (C)	214,000	5,628,200
		63,150,312
Stock Funds - 43.5%
Global X MLP ETF	80,949	4,168,064
Madison Covered Call ETF (D)	835,000	15,725,722
Madison Dividend Value ETF (D)	985,000	24,052,124
Schwab U.S. Dividend Equity ETF	172,202	5,135,064
		49,080,974
Total Exchange Traded Funds (Cost $106,204,308)		112,231,286

SHORT-TERM INVESTMENTS - 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 3.650%	690,651	690,651
State Street Navigator Securities Lending Government Money Market Portfolio (E), 3.710% (F)	6,735,470	6,735,470

Total Short-Term Investments (Cost $7,426,121)		7,426,121
TOTAL INVESTMENTS - 106.1% (Cost $113,635,365)		119,662,533

NET OTHER ASSETS AND LIABILITIES - (6.1%)		(6,853,427)

TOTAL NET ASSETS - 100.0%		$112,809,106

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2026.

(B)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.

(C)	All or a portion of these securities is on loan. The total value of the securities on loan is $6,511,693, collateralized by cash collateral of $6,735,470.

(D)	Affiliated Company.

(E)	7-day yield.

(F)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

`

Madison Funds | January 31, 2026

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
MUNICIPAL BONDS - 98.6%
Alabama - 7.0%
Mobile County, General Obligation, 5.000%, 2/1/39	$610,000	$657,309
Montgomery Water Works & Sanitary Sewer Board, 5.000%, 9/1/42	315,000	341,438
Pike Road, Authority Revenue, 4.000%, 9/1/31	170,000	170,168
UAB Medicine Finance Authority Revenue, Series B, 5.000%, 9/1/27	150,000	155,723
		1,324,638
Arkansas - 0.9%
Arkansas Development Finance Authority, 5.000%, 2/1/26	175,000	175,000

California - 0.7%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 5.000%, 7/1/40	120,000	123,516

Colorado - 3.5%
Colorado Springs Utilities System Revenue, Series A, 4.000%, 11/15/40	250,000	254,914
El Paso County Facilities Corp., Series A, 5.000%, 12/1/27	400,000	418,250
		673,164
Florida - 5.9%
City of Oakland Park, 4.000%, 2/1/36	100,000	103,591
County of Polk Utility System Revenue, 5.000%, 10/1/54	350,000	364,085
Hialeah Utility System, 5.000%, 10/1/35	400,000	439,837
Tampa Bay Water, Series A, 5.250%, 10/1/54	200,000	211,318
		1,118,831
Georgia - 0.8%
Americus-Sumter Payroll Development Authority, Series A, 3.250%, 6/1/33	150,000	150,668

Illinois - 10.3%
Cook County School District No. 111 Burbank, (BAM-TCRS), 5.000%, 12/1/35	545,000	565,045
Cook County School District No. 111 Burbank, (BAM-TCRS), 4.000%, 12/1/37	200,000	202,794
Palatine Village, General Obligation, 2.000%, 12/1/28	175,000	168,552
Village of Bourbonnais, (BAM), 5.250%, 12/1/46	325,000	337,372
Village of Buffalo Grove, 5.000%, 12/30/38	300,000	332,472
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, (BAM), 5.000%, 11/1/42	325,000	346,356
		1,952,591
Indiana - 6.6%
Indiana Finance Authority, Series A, 5.000%, 10/1/46	140,000	145,577
Indiana Finance Authority, 5.250%, 3/1/54	240,000	245,560
Lincoln Center Building Corp., 4.000%, 8/1/28	285,000	294,218
Vanderburgh County Redevelopment District, Tax Allocation, (AG), 5.000%, 2/1/26	300,000	300,000
	Par Value	Value (Note 1, 2)
Indiana - 6.6%
Whitestown Redevelopment Authority, 5.000%, 7/15/38	$260,000	$271,356
		1,256,711
Kansas - 1.4%
Sedgwick County, Series A, 4.000%, 8/1/40	250,000	257,566

Kentucky - 2.3%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5.000%, 4/1/33	445,000	445,774

Louisiana - 1.3%
Juban Crossing Economic Development District, Series A, 5.000%, 9/15/26	85,000	85,988
Lafourche Parish School Board, 4.000%, 3/1/33	150,000	158,307
		244,295
Michigan - 4.0%
City of Wayland MI, (AG), 4.000%, 10/1/40	185,000	189,141
Kalamazoo Public Schools, 5.000%, 5/1/26	250,000	250,505
Warren Woods Public Schools, (BAM), 4.000%, 5/1/35	300,000	319,457
		759,103
Mississippi - 2.6%
Medical Center Educational Building Corp., Series A, 5.000%, 6/1/30	475,000	490,441

Nebraska - 1.7%
Elkhorn School District, 4.000%, 12/15/36	315,000	322,274

New Jersey - 2.8%
New Jersey Turnpike Authority, Series A, (BHAC-CR, AG), 5.250%, 1/1/28	250,000	264,131
New Jersey Turnpike Authority, Series A, (BHAC-CR, AG), 5.250%, 1/1/29	250,000	270,813
		534,944
New Mexico - 1.1%
Otero County, (BAM), 4.000%, 12/1/28	195,000	201,159

New York - 2.4%
New York State Dormitory Authority, Series 1, (AMBAC, BHAC-CR), 5.500%, 7/1/31	250,000	273,913
Port Authority of New York & New Jersey, Series 85TH, (GO of AUTH), 5.375%, 3/1/28	175,000	182,061
		455,974
Ohio - 1.4%
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D, 5.000%, 12/1/44	250,000	271,449

Oklahoma - 4.0%
Elk City Industrial Authority, 4.000%, 5/1/30	335,000	347,128
Tulsa County Industrial Authority, 3.000%, 2/1/31	400,000	403,797
		750,925
Oregon - 1.9%
City of Portland Sewer System Revenue, Series A, 5.000%, 10/1/49	350,000	368,174

Pennsylvania - 6.1%
City of Pittsburgh, 4.000%, 9/1/35	350,000	355,699

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Tax-Free National Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
Pennsylvania - 6.1%
Commonwealth Financing Authority, Series A, 5.000%, 6/1/35	$370,000	$372,125
Philadelphia Gas Works Co., Series A, 5.000%, 8/1/40	170,000	188,828
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4.000%, 2/15/26	250,000	250,134
		1,166,786
Texas - 5.0%
Center, General Obligation, 3.000%, 8/15/34	410,000	384,598
City of San Antonio Electric & Gas Systems Revenue, Series E, 5.250%, 2/1/49	250,000	266,171
Harris County Toll Road Authority, 4.000%, 8/15/38	300,000	306,602
		957,371
Utah - 3.1%
Ogden City Sewer & Water Revenue, Series A, 4.000%, 6/15/31	250,000	266,446
Utah Transit Authority, Series A, (BHAC-CR, NPFG), 5.000%, 6/15/35	280,000	329,385
		595,831
Virginia - 6.9%
Alexandria Sanitation Authority, 5.000%, 7/15/54	200,000	209,202
Fairfax County Economic Development Authority, Series A, 5.000%, 9/1/38	90,000	94,054
Roanoke Economic Development Authority, Series A, 5.000%, 7/1/47	250,000	269,188
Southampton County Industrial Development Authority, 5.000%, 6/1/35	440,000	492,702
Western Regional Jail Authority, 5.000%, 12/1/34	250,000	254,050
		1,319,196
Washington - 0.5%
State of Washington, Series R-2023A, 5.000%, 8/1/36	80,000	91,583

West Virginia - 3.8%
West Virginia Economic Development Authority, Series A, 5.000%, 7/1/37	450,000	461,187
West Virginia University, Series A, 4.000%, 10/1/39	265,000	269,205
		730,392
Wisconsin - 10.6%
City of Burlington WI, Series A, (BAM), 4.000%, 4/1/36	580,000	605,422
City of Green Bay WI, Series A, 4.000%, 4/1/38	355,000	366,176
City of Whitewater, Series A, (BAM), 5.000%, 6/1/38	290,000	319,463
Public Finance Authority, Series A, 5.000%, 10/1/32	200,000	219,527
Wisconsin Department of Transportation, Series A, 4.000%, 7/1/39	100,000	101,846
	Par Value	Value (Note 1, 2)
Wisconsin - 10.6%
Wisconsin Health & Educational Facilities Authority, Series A, 4.000%, 11/15/35	$400,000	$400,589
		2,013,023
TOTAL INVESTMENTS - 98.6% (Cost $18,810,108)		18,751,379

NET OTHER ASSETS AND LIABILITIES - 1.4%		266,762

TOTAL NET ASSETS - 100.0%		$19,018,141

AG	Assured Guaranty.
AMBAC	American Municipal Bond Assurance Corporation.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
NPFG	National Public Finance Guarantee Corporation.
ST AID	State Aid Withholding.
ST	State Intercept.
TCRS	Transferable Custodial Receipts.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
CORPORATE NOTES AND BONDS - 34.3%
Communication Services - 2.4%
Cisco Systems, Inc., 4.950%, 2/26/31	$750,000	$776,245
Walt Disney Co., 3.800%, 3/22/30	750,000	743,634
		1,519,879
Communications - 1.2%
Meta Platforms, Inc., 4.600%, 11/15/32	750,000	751,890

Consumer Discretionary - 2.0%
Home Depot, Inc., 4.500%, 9/15/32	750,000	758,499
NIKE, Inc., 2.750%, 3/27/27	500,000	494,678
		1,253,177
Consumer Staples - 6.2%
AbbVie, Inc., 4.800%, 3/15/29	750,000	768,361
Hershey Co., 4.750%, 2/24/30	800,000	819,636
Mars, Inc., 5.200%, 3/1/35	750,000	768,347
PepsiCo, Inc., 4.450%, 5/15/28	750,000	761,807
PepsiCo, Inc., 2.750%, 3/19/30	750,000	713,346
		3,831,497
Energy - 1.2%
Enterprise Products Operating LLC, 4.600%, 1/15/31	750,000	759,659

Financials - 18.1%
American Express Co., (1 day USD SOFR + 1.090%) (A), 5.532%, 4/25/30	800,000	833,231
Bank of America Corp., (3 mo. USD Term SOFR + 1.442%) (A), 3.194%, 7/23/30	800,000	773,955
Bank of New York Mellon Corp., (1 day USD SOFR + 1.802%) (A), 5.802%, 10/25/28	850,000	877,226
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	750,000	699,075
JPMorgan Chase & Co., (1 day USD SOFR + 1.310%) (A), 5.012%, 1/23/30	850,000	871,496
Marsh & McLennan Cos., Inc., 4.650%, 3/15/30	800,000	814,589
Mastercard, Inc., 3.300%, 3/26/27	750,000	746,824
Morgan Stanley, (1 day USD SOFR + 2.240%) (A), 6.296%, 10/18/28	750,000	778,036
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.841%) (A), 5.582%, 6/12/29	850,000	880,075
Simon Property Group LP, 2.450%, 9/13/29	750,000	709,651
State Street Corp., 4.330%, 10/22/27	750,000	757,017
Truist Financial Corp., (1 day USD SOFR + 1.435%) (A), 4.873%, 1/26/29	500,000	507,871
Truist Financial Corp., 1.950%, 6/5/30	500,000	454,874
U.S. Bancorp, (1 day USD SOFR + 1.660%) (A), 4.548%, 7/22/28	750,000	756,106
Welltower OP LLC, 4.500%, 7/1/30	750,000	757,734
		11,217,760
Health Care - 1.2%
UnitedHealth Group, Inc., 5.250%, 2/15/28	750,000	768,942

Industrials - 2.0%
Emerson Electric Co., 2.000%, 12/21/28	500,000	475,227
John Deere Capital Corp., 4.750%, 1/20/28	750,000	765,514
		1,240,741
Total Corporate Notes and Bonds (Cost $21,225,797)		21,343,545
	Par Value	Value (Note 1, 2)
FOREIGN CORPORATE BONDS - 1.2%
Health Care - 1.2%
Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/33	$750,000	$758,055

Total Foreign Corporate Bonds (Cost $744,377)		758,055

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.0%
Fannie Mae - 2.4%
2.125%, 4/24/26	1,000,000	996,558
0.750%, 10/8/27 (B)	500,000	477,441
		1,473,999
U.S. Treasury Notes - 60.6%
3.750%, 4/15/26	850,000	850,111
4.375%, 8/15/26	1,000,000	1,003,820
4.125%, 1/31/27	1,500,000	1,508,297
3.250%, 6/30/27	1,250,000	1,245,312
4.000%, 2/29/28	2,150,000	2,169,484
3.625%, 5/31/28	2,500,000	2,503,516
4.000%, 6/30/28	2,150,000	2,172,004
4.875%, 10/31/28	2,500,000	2,582,910
4.500%, 5/31/29	2,250,000	2,309,766
4.000%, 7/31/29	2,250,000	2,274,961
3.875%, 9/30/29	2,250,000	2,264,766
3.875%, 11/30/29	2,250,000	2,263,887
3.875%, 12/31/29	2,250,000	2,263,887
4.000%, 7/31/30	2,250,000	2,272,412
4.375%, 11/30/30	2,000,000	2,051,016
4.125%, 2/29/32	2,000,000	2,020,625
4.125%, 11/15/32	2,000,000	2,014,766
3.375%, 5/15/33	2,000,000	1,915,312
4.000%, 2/15/34	2,000,000	1,984,687
		37,671,539

Total U.S. Government and Agency Obligations (Cost $38,808,797)		39,145,538

	Shares
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.650%	173,231	173,231
State Street Navigator Securities Lending Government Money Market Portfolio (C), 3.710% (D)	39,050	39,050

Total Short-Term Investments (Cost $212,281)		212,281
TOTAL INVESTMENTS - 98.9% (Cost $60,991,252)		61,459,419

NET OTHER ASSETS AND LIABILITIES - 1.1%		690,071

TOTAL NET ASSETS - 100.0%		$62,149,490

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2026.

(B)	All or a portion of these securities is on loan. The total value of the securities on loan is $38,289, collateralized by cash collateral of $39,050.

(C)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

High Quality Bond Fund Portfolio of Investments (unaudited) - concluded

(D)	Represents investments of cash collateral received in connection with securities lending.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

OP	Operating Partnership.

SOFR	Secured Overnight Financing Rate.

USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 1.7%
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/28	$287,906	$289,836
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	229,551	230,609
Chesapeake Funding II LLC, Series 2023- 2A, Class A1 (A), 6.160%, 10/15/35	189,674	191,665
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.510%, 1/22/29	18,045	18,073
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	75,405	75,610
Evergreen Credit Card Trust, Series 2025- 1A, Class B, 4.240%, 10/15/29	500,000	500,122
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	378,291	380,543
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.450%, 11/15/29	200,000	200,771
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B), 5.848%, 1/25/64	689,934	694,368
Verizon Master Trust, Series 2024-3, Class B, 5.540%, 4/22/30	1,250,000	1,272,839

Total Asset Backed Securities (Cost $3,838,771)		3,854,436

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	39,136	38,596
CIM Trust, Series 2021-J2, Class A4 (A) (B), 2.500%, 4/25/51	419,978	382,527
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	73,483	836
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	218,479	218,389
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1 (A) (B), 4.697%, 12/25/41	43,897	43,897
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	237,237	9,712
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	142,705	140,596
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	192,665	191,941
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6.000%, 12/25/31	40,302	41,780
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	44,101	45,917
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	1,102,532	154,831
Federal National Mortgage Association REMICS, Series 2025-26, Class BA, 5.500%, 5/25/48	425,122	437,114
	Par Value	Value (Note 1, 2)
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	$506,147	$511,091
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	687,405	693,865
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B), 2.500%, 9/25/41	407,158	372,108
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B), 0.874%, 1/25/66	440,613	396,640
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	8,223	26
Government National Mortgage Association REMICS, Series 2025-214, Class ND, 4.750%, 12/20/55	997,108	996,350
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B), 2.500%, 5/25/51	419,869	355,267
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B), 4.000%, 11/25/49	14,539	13,813
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B), 3.470%, 2/25/50	70,539	64,582
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B), 2.500%, 6/25/51	552,802	465,361
JP Morgan Mortgage Trust, Series 2021-3, Class A3 (A) (B), 2.500%, 7/25/51	747,124	630,328
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B), 2.500%, 10/25/51	585,363	532,364
JP Morgan Mortgage Trust, Series 2021-14, Class A4 (A) (B), 2.500%, 5/25/52	633,574	572,867
JP Morgan Mortgage Trust, Series 2024-5, Class A4 (B), 6.000%, 11/25/54	426,810	430,923
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B), 3.000%, 2/25/50	117,955	104,123
PSMC Trust, Series 2020-2, Class A2 (A) (B), 3.000%, 5/25/50	80,295	72,276
PSMC Trust, Series 2021-1, Class A11 (A) (B), 2.500%, 3/25/51	702,855	634,771
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B), 2.500%, 12/25/51	506,439	456,806
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B), 2.500%, 1/25/52	349,491	314,480
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B), 3.000%, 6/25/43	209,789	192,098
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B), 4.593%, 10/27/64	1,353,090	1,362,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B), 4.000%, 4/25/49	7,765	7,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (B), 2.500%, 9/25/51	515,836	435,196

Total Collateralized Mortgage Obligations (Cost $12,388,957)		11,321,304

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B), 0.244%, 9/25/26	$12,500,189	$12,256
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	450,986
Federal National Mortgage Association- ACES, Series 2022-M1, Class A2 (B), 1.668%, 10/25/31	1,250,000	1,092,451
FREMF Mortgage Trust, Series 2016-K58, Class B (A) (B), 3.737%, 9/25/49	320,000	318,159
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B), 3.563%, 3/25/53	750,000	709,946
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	722,636	717,523
GSAMP Trust, Series 2006-S5, Class M5 (B) (D), 7.488%, 9/25/36	772,000	–

Total Commercial Mortgage- Backed Securities (Cost $3,266,494)		3,301,321

CORPORATE NOTES AND BONDS - 23.6%
Basic Materials - 0.2%
Rio Tinto Finance USA PLC, 5.000%, 3/14/32	500,000	514,781

Communication Services - 0.8%
AT&T, Inc., 4.750%, 5/15/46	500,000	432,471
Expedia Group, Inc., 3.250%, 2/15/30	250,000	240,110
SBA Communications Corp., 3.875%, 2/15/27	350,000	347,406
VeriSign, Inc., 2.700%, 6/15/31	500,000	455,024
Verizon Communications, Inc., 3.400%, 3/22/41	300,000	233,888
		1,708,899
Communications - 0.7%
Meta Platforms, Inc., 4.875%, 11/15/35	500,000	495,119
NTT Finance Corp., 5.502%, 7/16/35	500,000	516,778
Verizon Communications, Inc., 5.875%, 11/30/55	600,000	593,707
		1,605,604
Consumer Discretionary - 1.1%
Advance Auto Parts, Inc., 1.750%, 10/1/27	250,000	237,680
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	29,167	29,190
BorgWarner, Inc., 5.400%, 8/15/34	250,000	257,037
Home Depot, Inc., 3.350%, 4/15/50	250,000	177,492
Lowe’s Cos., Inc., 3.000%, 10/15/50	500,000	321,135
Lowe’s Cos., Inc., 4.250%, 4/1/52	750,000	597,115
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	250,000	263,382
Tractor Supply Co., 5.250%, 5/15/33	150,000	154,800
Walmart, Inc., 4.900%, 4/28/35	500,000	512,448
		2,550,279
Consumer Staples - 1.3%
Diageo Investment Corp., 5.125%, 8/15/30	400,000	414,016
GE HealthCare Technologies, Inc., 4.800%, 8/14/29	500,000	510,206
	Par Value	Value (Note 1, 2)
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	$300,000	$218,694
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	250,000	250,348
Mars, Inc., 5.200%, 3/1/35	225,000	230,504
Mars, Inc., 5.700%, 5/1/55	600,000	599,610
PayPal Holdings, Inc., 5.100%, 4/1/35	250,000	253,357
Performance Food Group, Inc. (A), 5.500%, 10/15/27	325,000	325,159
		2,801,894
Energy - 2.9%
Boardwalk Pipelines LP, 4.450%, 7/15/27	400,000	401,798
Devon Energy Corp. (E), 5.200%, 9/15/34 (E)	800,000	807,191
Diamondback Energy, Inc., 5.400%, 4/18/34	550,000	563,506
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	350,000	336,145
Energy Transfer LP, 5.250%, 4/15/29	275,000	282,923
Energy Transfer LP, 6.550%, 12/1/33	300,000	328,567
Kinder Morgan, Inc. (E), 5.850%, 6/1/35 (E)	250,000	264,714
Kinder Morgan, Inc., 5.550%, 6/1/45	400,000	389,111
Marathon Petroleum Corp., 3.800%, 4/1/28	350,000	348,380
Marathon Petroleum Corp., 5.150%, 3/1/30	250,000	257,399
MPLX LP, 2.650%, 8/15/30	350,000	324,485
ONEOK, Inc., 5.450%, 6/1/47	400,000	373,440
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	400,000	400,442
Valero Energy Corp., 5.150%, 2/15/30	650,000	669,491
Valero Energy Corp., 6.625%, 6/15/37	500,000	552,062
Valero Energy Corp., 4.000%, 6/1/52	175,000	129,595
		6,429,249
Financials - 10.7%
Air Lease Corp., 1.875%, 8/15/26	250,000	247,106
American Express Co., (1 day USD SOFR + 1.940%) (B), 6.489%, 10/30/31	500,000	544,694
American International Group, Inc., 4.750%, 4/1/48	150,000	134,217
Athene Holding Ltd., 6.250%, 4/1/54	250,000	243,894
Bank of America Corp., (1 day USD SOFR + 1.910%) (B), 5.288%, 4/25/34	350,000	359,828
Bank of America Corp., (1 day USD SOFR + 1.650%) (B), 5.468%, 1/23/35	250,000	259,482
Bank of America Corp., Series N, (1 day USD SOFR + 0.910%) (B), 1.658%, 3/11/27	400,000	399,011
Bank of New York Mellon Corp., (1 day USD SOFR + 2.074%) (B), 5.834%, 10/25/33	500,000	537,275
Berkshire Hathaway Finance Corp., 3.850%, 3/15/52	350,000	267,792
Capital One Financial Corp., (1 day USD SOFR + 2.057%) (B), 4.927%, 5/10/28	350,000	353,640
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (B), 6.312%, 6/8/29	400,000	418,758
Capital One Financial Corp., (1 day USD SOFR + 1.790%) (B), 3.273%, 3/1/30	350,000	339,507
CBRE Services, Inc., 4.800%, 6/15/30	250,000	253,647
Citibank NA, 5.803%, 9/29/28	250,000	261,949
Citigroup, Inc., (1 day USD SOFR + 2.086%) (B), 4.910%, 5/24/33	350,000	353,661

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Citigroup, Inc., (5 yr. CMT + 1.730%) (B), 5.411%, 9/19/39	$400,000	$400,253
Citizens Financial Group, Inc., (5 yr. CMT + 1.450%) (B), 5.299%, 1/29/36	500,000	502,535
Empower Finance 2020 LP (A), 3.075%, 9/17/51	350,000	227,852
Fifth Third Bancorp, 2.550%, 5/5/27	350,000	343,999
Fifth Third Bancorp, (1 day USD SOFR + 2.340%) (B), 6.339%, 7/27/29	400,000	420,579
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (B), 4.337%, 4/25/33	350,000	343,203
Five Corners Funding Trust II (A), 2.850%, 5/15/30	250,000	235,810
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	400,000	362,078
Goldman Sachs Group, Inc., (1 day USD SOFR + 0.913%) (B), 1.948%, 10/21/27	500,000	492,570
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.190%) (B), 5.065%, 1/21/37	500,000	498,237
Huntington Bancshares, Inc., (1 day USD SOFR + 2.020%) (B), 6.208%, 8/21/29	350,000	366,892
Intercontinental Exchange, Inc., 4.600%, 3/15/33	350,000	352,287
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (B), 5.336%, 1/23/35	500,000	515,044
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (B), 5.572%, 4/22/36	500,000	522,340
Keybank National Association, 5.000%, 1/26/33	250,000	251,711
KeyCorp, 4.100%, 4/30/28	400,000	400,687
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	174,902
Liberty Mutual Group, Inc. (A), 3.950%, 5/15/60	150,000	104,810
LPL Holdings, Inc. (A), 4.000%, 3/15/29	350,000	345,161
Morgan Stanley, (1 day USD SOFR + 1.830%) (B), 6.407%, 11/1/29	450,000	476,262
Morgan Stanley, (1 day USD SOFR + 1.108%) (B), 5.230%, 1/15/31	350,000	360,433
Morgan Stanley, (1 day USD SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	439,491
Morgan Stanley, (1 day USD SOFR + 1.730%) (B), 5.466%, 1/18/35	500,000	517,696
Nasdaq, Inc., 1.650%, 1/15/31	450,000	398,529
Old Republic International Corp., 3.850%, 6/11/51	300,000	217,653
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	233,943
PNC Bank NA, 2.700%, 10/22/29	250,000	236,683
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.333%) (B), 4.899%, 5/13/31	540,000	551,637
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (B), 6.875%, 10/20/34	300,000	337,356
Realty Income Corp., 4.850%, 3/15/30	400,000	410,077
Realty Income Corp., 5.125%, 4/15/35	250,000	254,314
Regions Financial Corp., 1.800%, 8/12/28	500,000	473,665
Simon Property Group LP, 4.300%, 1/15/31	500,000	498,927
Simon Property Group LP, 5.125%, 10/1/35	500,000	506,333
State Street Corp., (1 day USD SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	237,389
	Par Value	Value (Note 1, 2)
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	$300,000	$206,959
Truist Bank, 2.250%, 3/11/30	325,000	297,621
Truist Financial Corp., (1 day USD SOFR + 1.309%) (B), 5.071%, 5/20/31	250,000	256,257
Truist Financial Corp., (1 day USD SOFR + 1.852%) (B), 5.122%, 1/26/34	400,000	406,166
Truist Financial Corp., (1 day USD SOFR + 2.361%) (B), 5.867%, 6/8/34	600,000	635,952
U.S. Bancorp, (1 day USD SOFR + 1.660%) (B), 4.548%, 7/22/28	500,000	504,071
U.S. Bancorp, (1 day USD SOFR + 1.560%) (B), 5.384%, 1/23/30	250,000	258,772
U.S. Bancorp, (1 day USD SOFR + 1.600%) (B), 4.839%, 2/1/34	525,000	527,389
Wells Fargo & Co., (1 day USD SOFR + 1.740%) (B), 5.574%, 7/25/29	500,000	517,414
Wells Fargo & Co., (1 day USD SOFR + 1.500%) (B), 5.198%, 1/23/30	600,000	617,888
Wells Fargo & Co., (1 day USD SOFR + 1.110%) (B), 5.244%, 1/24/31	500,000	516,639
Wells Fargo & Co., (1 day USD SOFR + 2.020%) (B), 5.389%, 4/24/34	350,000	362,133
Wells Fargo & Co., (1 day USD SOFR + 1.100%) (B), 4.960%, 1/23/37	250,000	248,175
Welltower OP LLC, 2.050%, 1/15/29	500,000	473,491
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	274,288
		24,089,014
Health Care - 1.1%
AbbVie, Inc., 5.400%, 3/15/54	675,000	656,310
Amgen, Inc., 5.650%, 3/2/53	150,000	147,844
Block, Inc., 2.750%, 6/1/26	450,000	447,329
Centene Corp., 2.450%, 7/15/28	500,000	470,427
GE HealthCare Technologies, Inc., 6.377%, 11/22/52	250,000	271,538
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	227,273
Humana, Inc., 5.375%, 4/15/31	250,000	256,119
		2,476,840
Industrials - 1.6%
Ashtead Capital, Inc. (A), 2.450%, 8/12/31	600,000	536,136
Boeing Co., 6.858%, 5/1/54	500,000	564,771
Carrier Global Corp., 3.577%, 4/5/50	68,000	50,291
Carrier Global Corp. (E), 6.200%, 3/15/54 (E)	174,000	188,791
Nordson Corp., 5.800%, 9/15/33	100,000	105,700
Norfolk Southern Corp., 5.950%, 3/15/64	250,000	255,364
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	328,020
Quanta Services, Inc., 2.900%, 10/1/30	500,000	468,747
TD SYNNEX Corp., 1.750%, 8/9/26	500,000	493,492
Textron, Inc., 2.450%, 3/15/31	250,000	226,455
Vontier Corp., 1.800%, 4/1/26	300,000	298,735
		3,516,502
Information Technology - 1.3%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,177
Dell International LLC/EMC Corp., 8.350%, 7/15/46	87,000	109,865
Dell International LLC/EMC Corp. (E), 3.450%, 12/15/51 (E)	625,000	428,509
Fiserv, Inc., 3.500%, 7/1/29	250,000	242,974
Gartner, Inc. (A), 4.500%, 7/1/28	400,000	399,120
HP, Inc., 2.650%, 6/17/31	600,000	540,947
Iron Mountain, Inc. (A), 4.500%, 2/15/31	275,000	262,798

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Oracle Corp., 3.950%, 3/25/51	$750,000	$493,347
VMware LLC, 2.200%, 8/15/31	500,000	445,250
		2,932,987
Materials - 0.1%
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	255,511

Technology - 0.5%
Micron Technology, Inc., 5.650%, 11/1/32	250,000	264,013
NetApp, Inc., 5.500%, 3/17/32	400,000	416,386
Paychex, Inc., 5.600%, 4/15/35	500,000	518,964
		1,199,363
Utilities - 1.3%
Berkshire Hathaway Energy Co., 1.650%, 5/15/31	350,000	305,603
DTE Electric Co., 5.400%, 4/1/53	250,000	243,714
Duke Energy Corp., 3.750%, 9/1/46	500,000	379,661
Duke Energy Progress LLC, 3.700%, 10/15/46	500,000	383,556
Florida Power & Light Co., 2.875%, 12/4/51	700,000	448,195
Interstate Power & Light Co., 3.500%, 9/30/49	250,000	180,135
NextEra Energy Capital Holdings, Inc., 1.900%, 6/15/28	500,000	477,130
PECO Energy Co., 3.050%, 3/15/51	750,000	492,131
		2,910,125

Total Corporate Notes and Bonds (Cost $55,160,162)		52,991,048

FOREIGN CORPORATE BONDS - 2.0%
Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.750%, 10/20/28	229,167	230,927

Energy - 0.1%
Enbridge, Inc., 5.700%, 3/8/33	250,000	262,293

Financials - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	252,056
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	201,000	200,722
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (B), 5.475%, 2/22/31	500,000	519,876
Royal Bank of Canada, 5.150%, 2/1/34	400,000	415,388
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	299,996
UBS Group AG, (1 yr. CMT + 2.050%) (A) (B), 4.703%, 8/5/27	400,000	401,266
		2,089,304
Health Care - 0.5%
Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/53	400,000	380,188
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	250,000	233,152
Royalty Pharma PLC, 2.200%, 9/2/30	200,000	181,828
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	500,000	375,006
		1,170,174
Industrials - 0.3%
BAE Systems PLC (A), 5.300%, 3/26/34	500,000	517,773
	Par Value	Value (Note 1, 2)
Materials - 0.1%
Nutrien Ltd., 5.800%, 3/27/53	$250,000	$251,274

Total Foreign Corporate Bonds (Cost $4,614,588)		4,521,745

MORTGAGE BACKED SECURITIES - 34.0%
Fannie Mae - 18.4%
3.000%, 9/1/30 Pool # 890696	127,191	125,024
3.000%, 12/1/30 Pool # AL8924	53,263	52,607
7.000%, 11/1/31 Pool # 607515	1,604	1,675
3.500%, 12/1/31 Pool # MA0919	51,720	50,993
6.500%, 3/1/32 Pool # 631377	5,814	6,025
6.500%, 5/1/32 Pool # 636758	235	244
7.000%, 5/1/32 Pool # 644591	105	110
6.500%, 6/1/32 Pool # 545691	11,668	12,136
3.500%, 8/1/32 Pool # MA3098	73,606	72,758
3.500%, 9/1/32 Pool # MA3126	48,153	47,655
5.500%, 11/1/33 Pool # 555880	15,957	16,352
4.000%, 2/1/35 Pool # MA2177	153,126	151,954
3.500%, 12/1/35 Pool # MA2473	160,572	156,642
4.500%, 12/1/35 Pool # 745147	2,543	2,557
2.500%, 9/1/36 Pool # FS4049	458,561	436,204
6.000%, 11/1/36 Pool # 902510	20,334	21,399
6.000%, 10/1/37 Pool # 947563	25,556	26,974
6.500%, 12/1/37 Pool # 889072	16,214	17,192
4.500%, 5/1/38 Pool # MA5013	776,737	778,573
6.500%, 8/1/38 Pool # 987711	45,731	48,383
3.000%, 11/1/39 Pool # MA3831	76,185	71,531
4.000%, 9/1/40 Pool # AE3039	163,864	161,392
4.000%, 1/1/41 Pool # AB2080	134,225	132,061
2.500%, 5/1/41 Pool # MA4334	1,034,879	937,766
5.500%, 7/1/41 Pool # AL6588	123,448	128,766
2.500%, 8/1/41 Pool # FM8460	202,570	183,894
4.000%, 9/1/41 Pool # AJ1406	61,327	60,307
4.000%, 10/1/41 Pool # AJ4046	191,821	189,474
3.500%, 11/1/41 Pool # AB3867	71,219	68,208
2.500%, 3/1/42 Pool # MA4571	2,621,830	2,353,583
4.000%, 3/1/42 Pool # AL1998	289,109	283,913
3.500%, 6/1/42 Pool # AO4134	304,022	290,118
3.500%, 8/1/42 Pool # AP2133	161,354	153,792
3.000%, 9/1/42 Pool # AP6568	43,714	40,510
3.500%, 9/1/42 Pool # AB6228	91,578	87,027
4.000%, 10/1/42 Pool # AP7363	215,847	211,311
3.500%, 1/1/43 Pool # AQ9326	188,891	179,717
3.000%, 2/1/43 Pool # AL3072	299,372	277,431
3.500%, 3/1/43 Pool # AT0310	146,302	139,196
3.500%, 4/1/43 Pool # AT2887	152,816	145,149
5.000%, 11/1/44 Pool # MA5539	590,276	596,612
4.000%, 1/1/45 Pool # AS4257	45,668	44,510
5.000%, 9/1/45 Pool # MA5833	698,029	704,866
4.500%, 10/1/46 Pool # MA2783	26,824	26,826
3.000%, 1/1/47 Pool # BE0108	281,514	257,731
2.500%, 12/1/47 Pool # FM3165	847,384	741,862
3.000%, 1/1/48 Pool # FM1303	915,222	837,947
3.000%, 8/1/48 Pool # FS0517	626,114	570,810
3.000%, 1/1/49 Pool # FS4296	603,222	557,906
4.000%, 11/1/50 Pool # FM5530	471,587	454,481
3.000%, 12/1/51 Pool # FS3478	807,527	717,500
2.000%, 1/1/52 Pool # FS0173	911,966	755,328
2.500%, 1/1/52 Pool # CB2548	402,983	346,906
2.000%, 3/1/52 Pool # CB3105	385,242	318,938
2.500%, 3/1/52 Pool # BV4133	477,249	406,555

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
3.000%, 3/1/52 Pool # CB3115	$739,205	$666,463
2.500%, 4/1/52 Pool # FS4138	1,491,796	1,296,957
3.500%, 5/1/52 Pool # FS1866	800,040	744,750
4.000%, 5/1/52 Pool # FS1818	2,818,798	2,708,374
3.500%, 6/1/52 Pool # CB3845	767,504	714,463
3.500%, 7/1/52 Pool # FS2812	479,791	450,516
3.500%, 8/1/52 Pool # CB4361	1,626,267	1,510,396
4.500%, 8/1/52 Pool # FS2605	1,209,441	1,190,686
4.000%, 9/1/52 Pool # MA4732	599,162	573,276
4.500%, 9/1/52 Pool # FS2821	569,250	561,682
4.000%, 10/1/52 Pool # MA4783	1,040,597	995,801
4.500%, 10/1/52 Pool # MA4784	559,566	550,883
5.000%, 10/1/52 Pool # MA4785	2,170,560	2,179,715
5.500%, 10/1/52 Pool # MA4786	668,182	680,217
5.000%, 11/1/52 Pool # MA4806	764,563	767,474
5.000%, 12/1/52 Pool # MA4841	2,758,580	2,769,083
5.500%, 12/1/52 Pool # MA4842	808,619	824,005
4.500%, 7/1/53 Pool # FS4996	521,649	514,876
5.500%, 7/1/53 Pool # MA5072	3,011,311	3,058,507
5.500%, 9/1/53 Pool # FS5575	560,323	575,771
5.500%, 5/1/54 Pool # FS7759	893,291	911,066
5.000%, 1/1/55 Pool # MA5585	928,916	929,074
4.000%, 7/1/55 Pool # FA2986	734,917	709,531
		41,342,947
Freddie Mac - 15.6%
8.000%, 6/1/30 Pool # C01005	158	165
6.500%, 1/1/32 Pool # C62333	3,889	4,025
2.500%, 2/1/32 Pool # ZS8641	120,080	116,011
3.500%, 8/1/32 Pool # C91485	66,030	65,047
4.000%, 5/1/33 Pool # G18693	108,949	109,033
4.500%, 6/1/34 Pool # C01856	100,777	101,000
2.500%, 6/1/35 Pool # RC1421	222,240	210,685
2.000%, 1/1/36 Pool # SB0546	562,597	520,704
6.500%, 11/1/36 Pool # C02660	1,872	1,978
5.500%, 1/1/37 Pool # G04593	60,709	63,396
5.500%, 11/1/37 Pool # A68787	40,803	42,538
5.500%, 12/1/38 Pool # G05267	117,404	122,104
4.500%, 8/1/39 Pool # G08361	112,681	113,431
5.000%, 5/1/40 Pool # SB8384	783,312	792,608
3.500%, 11/1/40 Pool # G06168	107,115	102,945
2.000%, 3/1/41 Pool # RB5105	781,492	692,580
2.500%, 6/1/41 Pool # SC0151	603,999	548,307
4.000%, 10/1/41 Pool # Q04092	268,699	264,176
4.500%, 3/1/42 Pool # G07491	126,295	126,980
2.500%, 9/1/42 Pool # SC0314	392,684	353,597
3.000%, 9/1/42 Pool # C04233	193,181	179,232
3.000%, 2/1/43 Pool # Q15767	132,674	123,508
3.000%, 4/1/43 Pool # V80026	1,067,410	989,263
3.500%, 8/1/44 Pool # Q27927	154,122	146,247
3.000%, 7/1/45 Pool # G08653	231,257	212,220
3.500%, 8/1/45 Pool # Q35614	164,455	156,050
3.000%, 11/1/45 Pool # G08675	190,893	174,854
3.000%, 1/1/46 Pool # G08686	242,079	221,567
3.000%, 10/1/46 Pool # G60722	247,345	226,026
3.500%, 11/1/47 Pool # Q52079	197,825	186,448
2.500%, 4/1/48 Pool # QA2240	1,945,475	1,701,141
3.000%, 7/1/49 Pool # QA1033	283,013	254,614
2.500%, 6/1/51 Pool # QC2842	778,542	666,924
2.500%, 1/1/52 Pool # SD7552	3,073,683	2,657,773
3.500%, 4/1/52 Pool # SD0960	1,072,225	1,006,800
3.500%, 5/1/52 Pool # RA7380	1,131,503	1,050,798
3.000%, 8/1/52 Pool # SD7556	1,277,145	1,149,010
4.000%, 9/1/52 Pool # SD8244	627,296	600,389
	Par Value	Value (Note 1, 2)
4.500%, 9/1/52 Pool # SD8245	$585,691	$576,603
4.500%, 10/1/52 Pool # SD8257	1,900,350	1,869,688
4.500%, 11/1/52 Pool # SD8266	2,305,892	2,267,263
5.000%, 11/1/52 Pool # SD8267	2,305,265	2,319,244
5.500%, 11/1/52 Pool # SD8268	1,998,745	2,044,408
4.500%, 12/1/52 Pool # SD1921	1,121,189	1,105,696
5.000%, 12/1/52 Pool # RA8278	2,338,305	2,348,989
5.500%, 12/1/52 Pool # SD8277	1,102,127	1,123,210
5.000%, 2/1/53 Pool # SD8299	684,319	685,992
5.500%, 2/1/53 Pool # SD2172	468,003	482,299
5.000%, 5/1/53 Pool # SD2875	1,224,177	1,241,332
5.500%, 6/1/53 Pool # SD3174	789,642	811,569
5.500%, 8/1/53 Pool # SD8349	579,733	588,819
6.000%, 9/1/53 Pool # SD3739	1,001,707	1,036,647
5.500%, 2/1/54 Pool # SD4901	580,113	593,461
		35,149,394
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	1,060	1,096
6.500%, 4/20/31 Pool # 3068	827	861
4.000%, 4/15/39 Pool # 698089	8,134	7,883
		9,840

Total Mortgage Backed Securities (Cost $77,013,042)		76,502,181

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.2%
U.S. Treasury Bonds - 10.1%
6.625%, 2/15/27 (E)	2,000,000	2,063,033
5.375%, 2/15/31	2,000,000	2,141,797
4.500%, 5/15/38	1,250,000	1,266,797
2.250%, 5/15/41	3,000,000	2,204,414
3.750%, 8/15/41	4,250,000	3,825,000
4.625%, 5/15/44	3,500,000	3,431,367
3.000%, 5/15/45	1,000,000	768,984
3.000%, 5/15/47	500,000	375,313
1.250%, 5/15/50	1,500,000	718,711
1.875%, 2/15/51	1,500,000	838,535
4.125%, 8/15/53	2,000,000	1,767,344
4.250%, 8/15/54	3,500,000	3,158,066
		22,559,361
U.S. Treasury Notes - 19.1%
4.625%, 6/15/27	3,000,000	3,043,477
4.000%, 2/29/28	5,000,000	5,045,312
4.625%, 9/30/28	6,000,000	6,157,969
2.625%, 2/15/29	1,000,000	971,758
3.875%, 11/30/29	4,000,000	4,024,687
4.000%, 7/31/30	3,500,000	3,534,863
4.000%, 1/31/31	2,250,000	2,269,600
4.250%, 6/30/31	4,250,000	4,331,846
4.125%, 11/15/32	5,000,000	5,036,914
4.000%, 2/15/34	4,000,000	3,969,375
4.375%, 5/15/34	4,500,000	4,577,344
		42,963,145
Total U.S. Government and Agency Obligations (Cost $67,823,397)		65,522,506
	Shares
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.650%	4,271,169	4,271,169

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Shares	Value (Note 1, 2)
State Street Navigator Securities Lending Government Money Market Portfolio (F), 3.710% (G)	1,740,296	$1,740,296

Total Short-Term Investments (Cost $6,011,465)		6,011,465
TOTAL INVESTMENTS - 99.7% (Cost $230,116,876)		224,026,006

NET OTHER ASSETS AND LIABILITIES - 0.3%		737,305

TOTAL NET ASSETS - 100.0%		$224,763,311

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(B)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at January 31, 2026.
(C)	Stepped rate security. Rate shown is as of January 31, 2026.
(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(E)	All or a portion of these securities is on loan. The total value of the securities on loan is $1,704,014, collateralized by cash collateral of $1,740,296.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
OP	Operating Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 95.0%
Communication Services - 3.4%
T-Mobile U.S., Inc. (A)	23,000	$4,535,830

Consumer Discretionary - 5.9%
Amazon.com, Inc.* (A)	8,300	1,986,190
Las Vegas Sands Corp.	61,000	3,216,530
NIKE, Inc., Class B (A)	42,500	2,626,925
		7,829,645
Consumer Staples - 16.7%
Archer-Daniels-Midland Co. (A)	96,000	6,461,760
Colgate-Palmolive Co. (A)	32,000	2,889,280
Constellation Brands, Inc., Class A (A)	32,100	5,030,070
PepsiCo, Inc. (A)	51,900	7,973,397
		22,354,507
Energy - 20.4%
APA Corp. (A)	205,000	5,414,050
ConocoPhillips (A)	69,200	7,212,716
Matador Resources Co.	137,000	6,197,880
Transocean Ltd.*	1,700,000	8,449,000
		27,273,646
Equity Real Estate Investment Trusts (REITs) - 2.4%
Weyerhaeuser Co., REIT (A)	125,000	3,222,500

Financials - 10.5%
CME Group, Inc. (A)	5,000	1,445,300
Fiserv, Inc.* (A)	33,500	2,134,955
Marsh & McLennan Cos., Inc. (A)	26,300	4,949,397
PayPal Holdings, Inc. (A)	76,500	4,030,785
Visa, Inc., Class A (A)	4,500	1,448,235
		14,008,672
Health Care - 10.0%
CVS Health Corp. (A)	78,100	5,820,012
Danaher Corp. (A)	10,000	2,188,900
Medtronic PLC (A)	20,000	2,059,200
Pfizer, Inc. (A)	123,000	3,252,120
		13,320,232
	Shares	Value (Note 1, 2)
Industrials - 5.1%
Honeywell International, Inc. (A)	30,100	$6,848,352

Information Technology - 14.0%
Accenture PLC, Class A (A)	13,100	3,453,684
Adobe, Inc.* (A)	16,600	4,867,950
Microchip Technology, Inc. (A)	78,000	5,921,760
Microsoft Corp. (A)	10,200	4,388,958
		18,632,352
Utilities - 6.6%
AES Corp. (A)	602,000	8,819,300

Total Common Stocks (Cost $153,707,817)		126,845,036

SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.650%	9,527,430	9,527,430
Total Short-Term Investments (Cost $9,527,430)		9,527,430
TOTAL INVESTMENTS - 102.1%
(Cost $163,235,247)		136,372,466
TOTAL CALL AND PUT OPTIONS WRITTEN - (2.3%)		(3,072,411)
NET OTHER ASSETS AND LIABILITIES - 0.2%		313,262
TOTAL NET ASSETS - 100.0%		$133,613,317

*	Non-income producing.

(A)	All or a portion of these securities' positions, with a value of $108,981,626, represent covers (directly or through conversion rights) for outstanding options written.

(B)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

Written Option Contracts Outstanding at January 31, 2026

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$310.00	3/20/26	(131)	$(4,061,000)	$(21,615)	$(76,881)	$55,266
Adobe, Inc.	400.00	3/20/26	(166)	(6,640,000)	(13,363)	(145,692)	132,329
AES Corp.	16.00	3/20/26	(3,010)	(4,816,000)	(100,835)	(118,293)	17,458
Amazon.com, Inc.	255.00	3/20/26	(83)	(2,116,500)	(62,873)	(78,765)	15,892
APA Corp.	30.00	3/20/26	(1,025)	(3,075,000)	(65,600)	(66,416)	816
Archer-Daniels-Midland Co.	62.50	3/20/26	(480)	(3,000,000)	(276,000)	(54,795)	(221,205)
Archer-Daniels-Midland Co.	70.00	3/20/26	(480)	(3,360,000)	(76,800)	(61,909)	(14,891)
CME Group, Inc.	290.00	3/20/26	(50)	(1,450,000)	(42,250)	(32,799)	(9,451)
Colgate-Palmolive Co.	90.00	3/20/26	(320)	(2,880,000)	(84,800)	(36,504)	(48,296)
ConocoPhillips	105.00	3/20/26	(346)	(3,633,000)	(138,400)	(64,435)	(73,965)
ConocoPhillips	110.00	4/17/26	(346)	(3,806,000)	(109,855)	(74,036)	(35,819)
Constellation Brands, Inc.	160.00	3/20/26	(321)	(5,136,000)	(168,525)	(116,599)	(51,926)
CVS Health Corp.	87.50	3/20/26	(781)	(6,833,750)	(28,897)	(131,970)	103,073
Danaher Corp.	250.00	3/20/26	(100)	(2,500,000)	(5,500)	(68,898)	63,398
Fiserv, Inc.	75.00	2/20/26	(335)	(2,512,500)	(33,500)	(121,001)	87,501
Honeywell International, Inc.	210.00	3/20/26	(301)	(6,321,000)	(591,465)	(120,095)	(471,370)
Marsh & McLennan Cos., Inc.	200.00	4/17/26	(263)	(5,260,000)	(97,967)	(86,712)	(11,255)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - concluded

Written Option Contracts Outstanding at January 31, 2026 (continued)

Desription	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written (continued)
Medtronic PLC	$105.00	3/20/26	(200)	$(2,100,000)	$(52,900)	$(43,823)	$(9,077)
Microchip Technology, Inc.	75.00	3/20/26	(780)	(5,850,000)	(429,000)	(198,109)	(230,891)
Microsoft Corp.	520.00	3/20/26	(102)	(5,304,000)	(10,251)	(117,197)	106,946
NIKE, Inc.	70.00	3/20/26	(165)	(1,155,000)	(17,242)	(27,059)	9,817
NIKE, Inc.	65.00	3/20/26	(260)	(1,690,000)	(57,720)	(47,576)	(10,144)
PayPal Holdings, Inc.	65.00	2/20/26	(355)	(2,307,500)	(8,698)	(63,185)	54,487
PayPal Holdings, Inc.	70.00	3/20/26	(410)	(2,870,000)	(12,095)	(50,834)	38,739
PepsiCo, Inc.	155.00	4/17/26	(519)	(8,044,500)	(282,855)	(139,599)	(143,256)
Pfizer, Inc.	28.00	3/20/26	(772)	(2,161,600)	(30,880)	(43,468)	12,588
T-Mobile U.S., Inc.	230.00	2/20/26	(100)	(2,300,000)	(6,050)	(39,402)	33,352
T-Mobile U.S., Inc.	195.00	3/20/26	(130)	(2,535,000)	(135,850)	(55,295)	(80,555)
Visa, Inc.	340.00	3/20/26	(45)	(1,530,000)	(16,875)	(28,304)	11,429
Weyerhaeuser Co.	25.00	2/20/26	(625)	(1,562,500)	(73,438)	(27,492)	(45,946)
Weyerhaeuser Co.	28.00	3/20/26	(625)	(1,750,000)	(20,312)	(46,235)	25,923
Total Call Options Written					$(3,072,411)	$(2,383,378)	$(689,033)
Total Options Written, at Value					$(3,072,411)	$(2,383,378)	$(689,033)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.4%
Consumer Discretionary - 8.3%
Home Depot, Inc.	9,325	$3,493,052
Lowe's Cos., Inc.	11,400	3,044,484
McDonald's Corp.	8,700	2,740,500
		9,278,036
Consumer Staples - 9.1%
Colgate-Palmolive Co.	27,600	2,492,004
Hershey Co.	9,300	1,811,175
PepsiCo, Inc.	14,600	2,242,998
Procter & Gamble Co.	23,400	3,551,418
		10,097,595
Energy - 13.1%
Chevron Corp.	28,450	5,032,805
ConocoPhillips	14,900	1,553,027
EOG Resources, Inc.	25,200	2,825,676
Exxon Mobil Corp.	36,350	5,139,890
		14,551,398
Financials - 17.2%
Bank of America Corp.	58,400	3,106,880
Blackrock, Inc.	3,600	4,028,184
CME Group, Inc.	15,600	4,509,336
JPMorgan Chase & Co.	9,400	2,875,366
Marsh & McLennan Cos., Inc.	9,600	1,806,624
Morgan Stanley	15,550	2,842,540
		19,168,930
Health Care - 14.7%
Abbott Laboratories	23,500	2,568,550
AbbVie, Inc.	13,800	3,077,538
Elevance Health, Inc.	4,550	1,573,117
Johnson & Johnson	24,275	5,516,494
Medtronic PLC	35,050	3,608,748
		16,344,447
Industrials - 19.3%
Automatic Data Processing, Inc.	11,550	2,850,771
Cummins, Inc.	3,400	1,967,988
Deere & Co.	2,200	1,161,600
Fastenal Co.	56,200	2,436,832
Honeywell International, Inc.	19,125	4,351,320
Illinois Tool Works, Inc.	12,100	3,161,246
Rockwell Automation, Inc.	5,250	2,213,663
Union Pacific Corp.	14,225	3,344,297
		21,487,717
Information Technology - 10.9%
Analog Devices, Inc.	9,750	3,031,080
QUALCOMM, Inc.	15,900	2,410,281
TE Connectivity PLC	13,700	3,052,086
Texas Instruments, Inc.	17,200	3,707,460
		12,200,907
Materials - 1.7%
Air Products & Chemicals, Inc.	6,900	1,880,250
Utilities - 4.1%
NextEra Energy, Inc.	51,750	4,548,825

Total Common Stocks (Cost $75,940,542)		109,558,105
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.650%	1,666,661	$1,666,661

Total Short-Term Investments (Cost $1,666,661)		1,666,661
TOTAL INVESTMENTS - 99.9% (Cost $77,607,203)		111,224,766
NET OTHER ASSETS AND LIABILITIES - 0.1%		86,570
TOTAL NET ASSETS - 100.0%		$111,311,336

(A) 7-day yield.

PLC Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Large Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 94.2%
Communication Services - 8.3%
Alphabet, Inc., Class C	83,491	$28,264,208
Consumer Discretionary - 14.0%
Airbnb, Inc., Class A*	64,313	8,320,173
Amazon.com, Inc.*	76,963	18,417,246
Lowe's Cos., Inc.	48,348	12,911,817
TJX Cos., Inc.	52,773	7,905,923
		47,555,159
Financials - 22.4%
Arch Capital Group Ltd.*	210,426	20,209,313
Brookfield Corp.	244,344	11,129,869
Charles Schwab Corp.	90,980	9,454,642
Marsh & McLennan Cos., Inc.	38,317	7,210,876
MSCI, Inc.	11,486	6,997,501
Progressive Corp.	46,195	9,608,560
Visa, Inc., Class A	36,175	11,642,200
		76,252,961
Health Care - 7.9%
Agilent Technologies, Inc.	71,402	9,557,158
Alcon AG (A)	54,487	4,412,357
Danaher Corp.	59,151	12,947,562
		26,917,077
Industrials - 21.5%
Copart, Inc.*	190,215	7,718,925
Deere & Co.	16,118	8,510,304
Ferguson Enterprises, Inc.	68,267	17,234,687
Honeywell International, Inc.	34,238	7,789,830
PACCAR, Inc.	129,532	15,920,778
Parker-Hannifin Corp.	17,148	16,047,784
		73,222,308
Information Technology - 20.1%
Accenture PLC, Class A	28,145	7,420,148
Analog Devices, Inc.	38,991	12,121,522
CDW Corp.	52,631	6,652,032
Gartner, Inc.*	33,543	7,030,948
Keysight Technologies, Inc.*	69,719	15,082,311
Texas Instruments, Inc.	74,952	16,155,904
Workday, Inc., Class A*	20,873	3,665,925
		68,128,790
Total Common Stocks (Cost $156,796,911)		320,340,503

SHORT-TERM INVESTMENTS - 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.650%	20,200,888	20,200,888
State Street Navigator Securities Lending Government Money Market Portfolio (B), 3.710% (C)	4,431,951	4,431,951

Total Short-Term Investments (Cost $24,632,839)		24,632,839
TOTAL INVESTMENTS - 101.4% (Cost $181,429,750)		344,973,342
NET OTHER ASSETS AND LIABILITIES - (1.4%)		(4,779,997)
TOTAL NET ASSETS - 100.0%		$340,193,345

* Non-income producing.

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $4,324,089, collateralized by cash collateral of $4,431,951.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

MSCI	Morgan Stanley Capital International.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 97.4%
Communication Services - 4.4%	635,443	$30,571,163
Liberty Broadband Corp., Class C* Liberty Media Corp.-Liberty Formula One, Class A*	454,863	36,248,032
Liberty Media Corp.-Liberty Formula One, Class C*	229,480	19,969,350
		86,788,545
Consumer Discretionary - 16.7%
Asbury Automotive Group, Inc.*	176,140	41,306,591
Floor & Decor Holdings, Inc., Class A*	779,900	51,442,204
Lithia Motors, Inc.	132,994	43,015,579
Ross Stores, Inc.	742,761	140,121,863
Thor Industries, Inc.	516,621	57,794,391
		333,680,628
Financials - 22.3%
Arch Capital Group Ltd.*	1,584,124	152,139,269
Brook ield Asset Management Ltd., Class (A)	889,079	44,196,117
Brown & Brown, Inc.	992,716	71,574,824
Cullen/Frost Bankers, Inc.	177,198	24,421,428
Glacier Bancorp, Inc.	483,963	24,527,245
Kinsale Capital Group, Inc.	76,226	30,176,349
Moelis & Co., Class A	569,243	40,797,646
W.R. Berkley Corp.	846,737	58,069,223
		445,902,101
Health Care - 12.0%
Bio-Techne Corp.	593,396	38,030,750
Labcorp Holdings, Inc.	257,189	69,831,957
Medpace Holdings, Inc.*	135,913	79,166,604
Waters Corp.*	144,458	53,553,470
		240,582,781
Industrials - 19.8%
A.O. Smith Corp.	606,423	44,566,026
Carlisle Cos., Inc.	232,570	79,280,787
Copart, Inc.*	1,516,569	61,542,370
Expeditors International of Washington, Inc.	249,744	40,093,902
Graco, Inc.	232,739	20,325,097
MSA Safety, Inc.	312,096	55,287,807
PACCAR, Inc.	765,730	94,115,874
		395,211,863
Information Technology - 22.2%
Amphenol Corp., Class A	654,223	94,260,450
Arista Networks, Inc.*	266,072	37,713,045
CDW Corp.	470,808	59,505,423
Gartner, Inc.*	256,766	53,820,721
MKS, Inc.	457,315	107,656,524
ServiceTitan, Inc., Class A*	318,526	24,953,327
Teledyne Technologies, Inc.*	104,145	64,601,144
		442,510,634
Total Common Stocks (Cost $1,391,470,287)		1,944,676,552
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.650%	52,701,691	$52,701,691

Total Short-Term Investments (Cost $52,701,691)		52,701,691
TOTAL INVESTMENTS - 100.0% (Cost $1,444,171,978)		1,997,378,243
NET OTHER ASSETS AND LIABILITIES - 0.0%		156,052
TOTAL NET ASSETS - 100.0%		$1,997,534,295

*	Non-income producing

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $44,166,045, collateralized by non-cash collateral of $51,230,475.

(B)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 94.8%
Consumer Discretionary - 10.4%
Ollie's Bargain Outlet Holdings, Inc.*	19,920	$2,197,375
OneSpaWorld Holdings Ltd.	134,043	2,633,945
Revolve Group, Inc.*	111,734	3,089,445
Shake Shack, Inc., Class A*	49,849	4,415,126
VF Corp.	203,318	3,983,000
		16,318,891
Consumer Staples - 4.4%
Edgewell Personal Care Co.	115,839	2,254,227
Primo Brands Corp.	123,523	2,339,526
Simply Good Foods Co.*	123,980	2,327,104
		6,920,857
Energy - 1.4%
Matador Resources Co.	47,311	2,140,350
Financials - 10.7%
Axis Capital Holdings Ltd.	31,058	3,204,565
Baldwin Insurance Group, Inc.*	89,332	1,958,157
Hanover Insurance Group, Inc.	15,367	2,676,009
Moelis & Co., Class A	53,688	3,847,819
Texas Capital Bancshares, Inc.*	49,354	4,993,144
		16,679,694
Health Care - 15.7%
Charles River Laboratories International, Inc.*	13,359	2,811,802
Encompass Health Corp.	62,988	5,954,256
Globus Medical, Inc., Class A*	12,968	1,175,938
HealthEquity, Inc.*	52,394	4,488,594
ICU Medical, Inc.*	10,290	1,542,471
Medpace Holdings, Inc.*	3,743	2,180,223
Option Care Health, Inc.*	140,623	4,781,182
Vericel Corp.*	43,207	1,554,588
		24,489,054
Industrials - 21.3%
AAON, Inc.	23,929	2,178,975
Advanced Drainage Systems, Inc.	19,978	3,037,455
Carlisle Cos., Inc.	11,694	3,986,368
Core & Main, Inc., Class A*	99,659	5,317,804
Crane Co.	15,687	2,865,074
Hayward Holdings, Inc.*	363,575	5,868,101
Hexcel Corp.	28,166	2,332,426
Leonardo DRS, Inc.	90,484	3,715,273
Mueller Water Products, Inc., Class A	87,599	2,371,305
WillScot Holdings Corp.	79,379	1,589,961
		33,262,742
Information Technology - 24.6%
Amplitude, Inc., Class A*	164,993	1,512,986
Box, Inc., Class A*	139,751	3,542,688
CommVault Systems, Inc.*	28,851	2,472,531
Crane NXT Co.	38,846	1,962,500
CTS Corp.	62,452	3,210,657
Entegris, Inc.	45,178	5,334,166
FormFactor, Inc.*	32,582	2,296,705
Gitlab, Inc., Class A*	66,319	2,319,839
Knowles Corp.*	188,621	4,572,173
Mirion Technologies, Inc.*	48,427	1,202,927
Power Integrations, Inc.	88,947	4,086,225
Viavi Solutions, Inc.*	102,956	2,518,304
Workiva, Inc.*	45,556	3,508,723
		38,540,424
Materials - 6.3%
Eagle Materials, Inc.	9,007	1,835,717
	Shares	Value (Note 1, 2)
Olin Corp.	86,140	$1,792,573
Scotts Miracle-Gro Co.	96,443	6,193,569
		9,821,859
Total Common Stocks (Cost $116,067,537)		148,173,871

SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.650%	8,320,442	8,320,442

Total Short-Term Investments (Cost $8,320,442)		8,320,442
TOTAL INVESTMENTS - 100.1% (Cost $124,387,979)		156,494,313
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(194,418)
TOTAL NET ASSETS - 100.0%		$156,299,895

*	Non-income producing.

(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2026

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

Rule 2a-5 under the 1940 Act (the "Valuation Rule") establishes requirements for determining fair value in good faith , including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are "readily available," which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund's investment adviser as valuation designee to perform a fund's fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to

Madison Funds | January 31, 2026

Notes to Portfolio of Investments (unaudited) - continued

oversee a fund's investment adviser fair value determinations. The Board has designated the Funds' investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As January 31, 2026, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2026, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Level 1	Level 2	Level 3	Value at 1/31/26
Conservative Allocation
Exchange Traded Funds	$17,338,354	$–	$–	$17,338,354
Investment Companies	18,475,101	–	–	18,475,101
Short-Term Investments	4,555,058	–	–	4,555,058
	40,368,513	–	–	40,368,513

Madison Funds | January 31, 2026

Notes to Portfolio of Investments (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 1/31/26
Moderate Allocation
Exchange Traded Funds	$56,315,916	$–	$–	$56,315,916
Investment Companies	30,873,014	–	–	30,873,014
Short-Term Investments	13,472,042	–	–	13,472,042
	100,660,972	–	–	100,660,972
Aggressive Allocation
Exchange Traded Funds	40,974,375	–	–	40,974,375
Investment Companies	13,067,766	–	–	13,067,766
Short-Term Investments	5,417,253	–	–	5,417,253
	59,459,394	–	–	59,459,394
Diversified Income
Commercial Mortgage-Backed Securities	–	–	–	–
Exchange Traded Funds	112,231,286	–	–	112,231,286
Mortgage Backed Securities	–	5,126	–	5,126
Short-Term Investments	7,426,121	–	–	7,426,121
	119,657,407	5,126	–	119,662,533
Tax-Free National
Municipal Bonds	–	18,751,379	–	18,751,379
	–	18,751,379	–	18,751,379
High Quality Bond
Corporate Notes and Bonds	–	21,343,545	–	21,343,545
Foreign Corporate Bonds	–	758,055	–	758,055
U.S. Government and Agency Obligations	–	39,145,538	–	39,145,538
Short-Term Investments	212,281	–	–	212,281
	212,281	61,247,138	–	61,459,419
Core Bond
Asset Backed Securities	–	3,854,436	–	3,854,436
Collateralized Mortgage Obligations	–	11,321,304	–	11,321,304
Commercial Mortgage-Backed Securities	–	3,301,321	–	3,301,321
Corporate Notes and Bonds	–	52,991,048	–	52,991,048
Foreign Corporate Bonds	–	4,521,745	–	4,521,745
Mortgage Backed Securities	–	76,502,181	–	76,502,181
U.S. Government and Agency Obligations	–	65,522,506	–	65,522,506
Short-Term Investments	6,011,465	–	–	6,011,465
	6,011,465	218,014,541	–	224,026,006
Covered Call & Equity Income
Assets:
Common Stocks	126,845,036	–	–	126,845,036
Short-Term Investments	9,527,430	–	–	9,527,430
	136,372,466	–	–	136,372,466
Liabilities:
Options	(3,072,411)	–	–	(3,072,411)
	(3,072,411)	–	–	(3,072,411)
Dividend Income
Common Stocks	109,558,105	–	–	109,558,105
Short-Term Investments	1,666,661	–	–	1,666,661
	111,224,766	–	–	111,224,766
Large Cap
Common Stocks	320,340,503	–	–	320,340,503
Short-Term Investments	24,632,839	–	–	24,632,839
	344,973,342	–	–	344,973,342
Mid Cap
Common Stocks	1,944,676,552	–	–	1,944,676,552
Short-Term Investments	52,701,691	–	–	52,701,691
	1,997,378,243	–	–	1,997,378,243

Madison Funds | January 31, 2026

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 1/31/26
Small Cap
Common Stocks	$148,173,871	$–	$–	$148,173,871
Short-Term Investments	8,320,442	–	–	8,320,442
	156,494,313	–	–	156,494,313

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a Fund's financial position, results of operations.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2026 and their effects:

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options Purchased	$–	Options Written	$(3,072,411)